Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Loss Allowance Provision
The lifetime ECLs (simplified approach) relating to financial assets are outlined in the table below:

	Total	1–30	31–60	61–90	91–120	121+
December 31, 2019	$	$	$	$	$	$

Expected loss rate		0.10%	0.13%	0.30%	0.59%	1.05%
Gross carrying amount	1,308.3	914.7	221.1	63.5	27.8	81.2

Loss allowance provision, end of the year	2.8	1.1	0.2	0.2	0.3	1.0

December 31, 2018

Expected loss rate		0.07%	0.10%	0.22%	0.43%	0.75%
Gross carrying amount	1,356.9	936.5	228.7	63.8	43.2	84.7

Loss allowance provision, end of the year	1.9	0.7	0.2	0.1	0.2	0.7

Summary of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities
The timing of undiscounted cash outflows relating to financial liabilities is outlined in the table below:

	Total	Less than 1 Year	1 to 3 Years	After 3 Years
	$	$	$	$

December 31, 2019

Bank indebtedness	19.5	19.5	-	-
Trade and other payables	576.4	576.4	-	-
Lease liabilities	810.5	138.5	255.0	417.0
Long-term debt	863.0	47.2	366.9	448.9
Other financial liabilities	4.8	0.9	1.8	2.1

Total contractual obligations	2,274.2	782.5	623.7	868.0

December 31, 2018

Trade and other payables	567.2	567.2	-	-
Long-term debt	935.4	49.1	196.7	689.6
Other financial liabilities	3.1	1.1	0.3	1.7

Total contractual obligations	1,505.7	617.4	197.0	691.3